Financial risk management - Currency risk (Details) - Currency risk - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (23,002)	£ (19,274)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	329	1,139
Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,694	8,741
Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(26,625)	(28,638)
Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(23,602)	(18,758)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	600	(516)
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,781	1,743
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,917)	(3,004)
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(398)	(415)
Sterling £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5,399)	(855)
Sterling £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	294	1,110
Sterling £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,471	6,824
Sterling £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10,912)	(11,099)
Sterling £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9,147)	(3,165)
Sterling £m | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,748	2,310
Sterling £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	253	83
Sterling £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,124)	(1,209)
Sterling £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(144)	(100)
Euro £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	70	966
Euro £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2	0
Euro £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	69	98
Euro £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,794)	(5,373)
Euro £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,723)	(5,275)
Euro £m | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,793	6,241
Euro £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Dollar £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(17,902)	(19,655)
Dollar £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	33	29
Dollar £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,125	1,753
Dollar £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11,068)	(10,729)
Dollar £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9,910)	(8,947)
Dollar £m | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,992)	(10,708)
Dollar £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,528	1,660
Dollar £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,793)	(1,795)
Dollar £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(254)	(315)
Other £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	229	270
Other £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29	66
Other £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(851)	(1,437)
Other £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(822)	(1,371)
Other £m | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,051	1,641
Other £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0